Share-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation

9. Share-based compensation

In January 2016, the Company’s board of directors adopted and approved the Clearside Biomedical, Inc. 2016 Equity Incentive Plan (the “2016 Plan”) which became effective in connection with the IPO on June 1, 2016. The 2016 Plan provides for the grant of share-based awards to employees, directors and consultants of the Company. The Company has reserved 1,818,182 shares of common stock for issuance under the 2016 Plan. The 2016 Plan provides for the grant of incentive stock options to employees, and for the grant of nonqualified stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of stock compensation to the Company’s employees, directors, and non-employee third parties. The number of shares of common stock reserved for issuance under the 2016 Plan will automatically increase on January 1 each year, for a period of ten years, from January 1, 2017 through January 1, 2026, by 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. At September 30, 2016, under the 2016 Plan, options to purchase 157,500 shares of the Company’s common stock were outstanding at a weighted average price of $6.64 per share and 1,660,682 shares remained available for future grant.

As a result of the adoption of the 2016 Plan, no further grants may be made under the Company’s 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provided for the grant of share-based awards to employees, directors and consultants of the Company. At September 30, 2016, options to purchase 1,239,858 shares of the Company’s common stock were outstanding under the 2011 Plan at a weighted average exercise price of $2.35 per share.

Share-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation. The estimated fair value of options granted is determined as of the date of grant using the Black-Scholes option pricing model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the awards. Options granted to non-employees are re-measured at each financial reporting period until required services are performed.

The Company has granted stock option awards to employees, directors and consultants. Share-based compensation expense for options granted is reflected in the statements of operations as follows (in thousands):

	Nine Months Ended September 30,
	2016	2015
Research and development	$375	$229
General and administrative	401	273

Total	$776	$502

The following table summarizes the activity related to stock options during the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2016	1,261,638	$2.41
Granted	174,736	6.79
Exercised	(1,326)	0.40
Cancelled/Forfeited	(20,454)	6.03

Options outstanding at September 30, 2016	1,414,594	2.90

Options exercisable at December 31, 2015	500,797	0.92

Options exercisable at September 30, 2016	686,439	1.22

As of September 30, 2016, the Company had $3.1 million of unrecognized compensation expense related to unvested stock options, which is expected to be recognized over a weighted average period of 1.5 years.

11. Share-based compensation

In November 2011, the Company’s Board adopted and approved the Clearside Biomedical, Inc. 2011 Stock Incentive Plan (the “Plan”) which provides for the grant of share-based awards to employees, directors and consultants of the Company. The Company has reserved 1,517,625 shares of common stock for issuance under the Plan. In February 2016, the Company awarded an option grant to a newly appointed board member. This option grant was outside of the Plan. The Board shall determine price, term and vesting conditions of all share-based awards at their grant date. Absent a public market price for the Company’s common stock, the board of directors will determine the estimated fair value for the underlying common stock. Share-based awards vest over variable periods, generally from one to five years, and expire not more than ten years after the date of grant.

The total share-based compensation expense recognized is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$218	$327
General and administrative	209	378

Total	$427	$705

Share-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation. The estimated fair value of options granted is determined as of the date of grant using the Black-Scholes option pricing model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the awards. Options granted to non-employees are re-measured at each financial reporting period until required services are performed.

The following table sets forth the weighted average assumptions utilized in the fair value calculation for the underlying common stock for the years ended December 31, 2014 and 2015.

	Year Ended December 31,
	2014	2015
Expected term (years)	7.00	7.00
Expected stock price volatility	85.64%	86.63%
Risk-free interest rate	1.99%	2.09%
Expected dividend yield	0.00%	0.00%

Expected term (in years): The Company utilized the guidance set forth in ASC 718 to determine the expected term of options. The Company utilized the simplified method as prescribed by ASC 718, as the Company does not have sufficient historical exercise and post-vesting termination data to provide a reasonable basis upon which to estimate the expected term of stock options granted to employees.

Risk-free interest rate: The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected time to a possible liquidity event.

Expected dividend yield: The Company has not paid and does not anticipate paying any dividends in the foreseeable future.

Expected stock price volatility: The volatility assumption is based on the historical volatilities of the stock of several public entities that are similar to the Company, as the Company does not have sufficient historical transactions in its own shares on which to base expected volatility. The same peer group of companies was utilized for the years ended December 31, 2014 and 2015.

Stock options

The Company has granted stock option awards to employees, directors and consultants. Share-based compensation expense for options granted is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$91	$327
General and administrative	192	378

Total	$283	$705

The following table summarizes the activity related to stock options:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2014	770,062	$0.34
Granted	376,126	3.38
Exercised	(24,803)	0.17
Cancelled/Forfeited	(22,899)	0.15

Options outstanding at December 31, 2014	1,098,486	1.39
Granted	289,619	5.68
Exercised	(50,980)	0.27
Cancelled/Forfeited	(75,488)	1.67

Options outstanding at December 31, 2015	1,261,637	2.40

The following table provides additional information about the Company’s stock options that were outstanding and exercisable at December 31, 2015 (aggregate intrinsic values in thousands):

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Average Remaining Contractual Life (Years)	Options Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.02	11,363			5.9	11,363
0.15	72,987			6.4	67,510
0.40	544,493			7.6	329,131
3.08	31,818			8.6	11,267
3.41	311,357			9.0	79,254
5.57	232,802			9.9	—
6.16	56,817			9.5	2,272

	1,261,637	$2.40	$7,210		500,797	$0.92	$3,606

As of December 31, 2015, the Company had $3.0 million of unrecognized compensation expense related to unvested stock options granted under the Plan. This cost is expected to be recognized over a weighted average period of 1.7 years as of December 31, 2015. The weighted average remaining contractual life of all outstanding options as of December 31, 2015 was 8.4 years.

The intrinsic value is calculated as the difference between the estimated fair market value and the exercise price per share of the stock options. The estimated fair market value per share of common stock as of December 31, 2015 was $8.12.

Restricted stock

In 2011, the founders of the Company purchased restricted common stock. These shares are subject to repurchase rights whereby the Company has the right to repurchase the unvested shares at price per share equal to the lesser of (i) the fair market value of the shares at the time the right of repurchase is exercised and (ii) the original issuance price of the shares. A summary of the status of unvested restricted stock is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2014	229,208	$0.51
Vested	(208,520)	0.40

Unvested at December 31, 2014	20,688	0.57
Vested	(14,203)	0.55

Unvested at December 31, 2015	6,485	0.57

Share-based compensation expense for restricted stock granted is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$127	$—
General and administrative	17	—

Total	$144	$—

As of December 31, 2014 and 2015, the Company had $0 of unrecognized compensation expense related to unvested restricted stock.